OTHER LONG-TERM LIABILITIES - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement and Curtailment Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Retirement Indemnity Plans, France
Projected Benefit obligations at beginning of year	€ 1,084	€ 934	€ 1,080
Service cost	75	67	84
Interest cost	35	34	11
Actuarial (gain) or loss	(20)	66	(241)
Benefits paid	(51)	(17)
Projected Benefit obligations at end of year	1,123	1,084	934
Unrecognized actuarial (gain) loss	(163)	(146)	(219)
Unrecognized prior service cost	12	13	14
Defined Benefit Retirement Indemnity Plans, Japan
Projected Benefit obligations at beginning of year	1,227	1,219	1,302
Service cost	110	114	112
Interest cost	15	13	7
Actuarial (gain) or loss	(35)	4	(30)
Benefits paid	(65)	(76)	(75)
Plan Amendments		74
Exchange rate impact	(51)	(122)	(95)
Projected Benefit obligations at end of year	1,200	1,227	1,219
Unrecognized actuarial (gain) loss	43	81	€ 86
Unrecognized prior service cost	€ 64	€ 74